Private Placement - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended						6 Months Ended	9 Months Ended		1 Months Ended								1 Months Ended	12 Months Ended		6 Months Ended				0 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended		9 Months Ended
	Mar. 31, 2011	Feb. 28, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Warrant 1	Dec. 31, 2010 Warrant 2	Aug. 31, 2012 Private Placement	Jul. 31, 2012 Private Placement	Apr. 30, 2012 Private Placement	Feb. 29, 2012 Private Placement	Sep. 30, 2011 Private Placement	Jul. 31, 2011 Private Placement	Jun. 30, 2012 Private Placement	Sep. 30, 2011 Private Placement	Jul. 30, 2012 Private Placement	Sep. 30, 2011 Private Placement Cash [Member]	Sep. 30, 2011 Private Placement Secured Debt [Member]	Sep. 30, 2011 Private Placement First Extension Option [Member]	Sep. 30, 2011 Private Placement Second Extension Option [Member]	Sep. 30, 2011 Private Placement Warrant [Member]	Dec. 31, 2011 Private Placement Warrant [Member]	Jun. 30, 2012 Private Placement Warrant 1	Jun. 30, 2012 Private Placement Warrant 2	Feb. 29, 2012 Private Placement Convertible promissory notes	Dec. 31, 2011 Private Placement Convertible promissory notes	Jun. 30, 2012 Private Placement Convertible promissory notes	Jun. 30, 2012 Private Placement Convertible promissory notes Minimum	Jun. 30, 2012 Private Placement Convertible promissory notes Before Extension	Jun. 30, 2012 Private Placement Convertible promissory notes First optional 90 days extension	Jun. 30, 2012 Private Placement Convertible promissory notes Second optional 90 days extension	Sep. 23, 2011 Private Placement Secured Convertible Notes	Feb. 29, 2012 Private Placement Secured Convertible Notes	Jun. 30, 2012 Private Placement Secured Convertible Notes	Sep. 30, 2011 Private Placement Secured Convertible Notes	Sep. 30, 2011 Private Placement Secured Convertible Notes In the event of a Qualified Financing by the Company	Sep. 30, 2010 Private Placement Secured Convertible Notes In the event of a Qualified Financing by the Company	Sep. 30, 2011 Private Placement Secured Convertible Notes In the event a Secured Note remains outstanding beyond the Original Maturity Date	Sep. 30, 2011 Private Placement Secured Convertible Notes For each extension of the Original Maturity Date	Sep. 30, 2011 Private Placement Secured Convertible Notes Assumed Conversion Price	Sep. 30, 2011 Private Placement Secured Convertible Notes Base Exercise Price
Debt Instrument [Line Items]
Convertible promissory notes, proceed	$ 1,960,000	$ 2,600,000												$ 700,000								$ 4,000,000				$ 2,600,000	$ 4,000,000
Convertible promissory notes, interest rate																														12.00%	15.00%	18.00%
Convertible promissory notes, effective date of interest																														P9M
Convertible promissory notes, extension period																															90 days	90 days
Gross proceeds from issuance of private placement					1,722,100																								5,000,000
Convertible notes conversion to shares of common stock, conversion rate per share					$ 0.57								$ 0.60	$ 0.60		$ 0.60			$ 0.70									$ 0.70													$ 0.60
Conversion of Notes into securities, discount rate																																					20.00%
Notice to repurchase any or all outstanding notes																																						10 days
Percentage used to determine warrant issued for purchase of shares of common stock																8.00%																				40.00%			10.00%	10.00%
Warrant exercisable prior to consummation of a Qualified Financing, exercise price per share							$ 0.80	$ 0.70																																		0.60
Warrant exercisable period																																	5 years
Discount amount on note															1,418,623
Note discount amortized as interest			785,480	0	159,657	0							159,657.00		453,291																				311,786
Estimated value of warrant liability			2,292,170		498,976	0																		1,797,086	311,218
Placement agent fee as a percentage of amounts received													8.00%			8.00%
Placement agent fee												208,000	320,000			320,000
Warrants term													5 years			5 years
Warrant issued to placement agent, share													754,286			754,286
Warrant issued to placement agent, value																357,984
Convertible promissory notes, proceed																																		2,600,000		4,000,000
Intrinsic value of the 2012 secured notes as a result of beneficial conversion feature			1,200,433	1,620,955	1,620,955	0																												1,200,433
Convertible promissory notes, proceed	1,960,000	2,600,000												700,000								4,000,000				2,600,000	4,000,000
Debt Instrument, Convertible, Effective Interest Rate									18.00%	15.00%	12.00%								12.00%	15.00%	18.00%
Discount Rate On Investment													20	20
Convertible notes conversion to shares of common stock, conversion rate per share					$ 0.57								$ 0.60	$ 0.60		$ 0.60			$ 0.70									$ 0.70													$ 0.60
Note discount amortized as interest			785,480	0	159,657	0							159,657.00		453,291																				311,786
Warrants Granted Value																						741,028
Warrant Liability																						498,976
Placement agent fee												208,000	320,000			320,000
Class of Warrant or Right, Outstanding																							533,333
Proceeds To Be Received From Sale Of Debt and Equity														5,000,000
Common Stock Percentage													40	40		40
Precentage Of Note Payable Principal Amount														10			10
Investment Warrants, Exercise Price					$ 0.50								$ 0.60
Warrants Not Settleable in Cash, Fair Value Disclosure													$ 622,895.00			$ 622,895.00						$ 118,133	$ 118,133
Commissions Percentage Of Gross Offering Proceeds													8					4